SCHEDULE OF MOVEMENTS IN THE ALLOWANCE FOR CREDIT LOSS RELATED TO CONTRACT ASSETS (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Contract Assets And Contract Liabilities
Balance at beginning of the year	¥ 2,292,498	¥ 1,253,735
Additions	311,983	1,038,763
Balance at end of the year/period	¥ 2,604,481	¥ 2,292,498